Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes